UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):  [ ] is a restatement.

                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Investor AB
Address:      Arsenalsgatan 8C, S-103, 32
              Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/ Michael Oporto           New York, New York              July 26, 2005
-------------------          ------------------------        -----------------
(Signature)                  (City, State)                   (Date)


/s/ Henry Gooss              New York, New York              July 26, 2005
-----------------            -------------------------       -----------------
(Signature)                  (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                         4
                                                    --------

Form 13F Information Table Entry Total:                    9
                                                    --------

Form 13F Information Table Value Total:             $113,406
                                                    -------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.    Form 13F File Number   Name
       ---    --------------------   ----

       1.     Not Known              Investor Trading AB
       2.     Not Known              Investor Growth Capital Limited
       3.     Not Known              Investor Group L.P.
       4.     Not Known              Investor Group Asia, L.P.

                                                        Investor AB
                                                          Form 13F
                                                Quarter ended June 30, 2005


                                            MARKET     SHARES OR
                     TITLE OF               VALUE      PRINCIPAL    SH/  PUT/  INVESTMENT   OTHER              VOTING AUTHORITY
ISSUER               CLASS     CUSIP No     (X1000)    AMOUNT       PRN  CALL  DISCRETION   MANAGERS       SOLE      SHARED    NONE
------               --------  --------     -------    ---------    ---  ----  ----------   --------       ----      ------    ----
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR                COM       031652100   $   5,708    1,260,000   SH          DEFINED      2,4         1,260,000
TECHNOLOGY INC
-----------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC     COM       054923107   $   3,139      205,437   SH          DEFINED      2,3           205,437
-----------------------------------------------------------------------------------------------------------------------------------
ILINC                COM       451724108   $     143      529,900   SH          DEFINED      2,3           529,900
COMMUNICATIONS INC
-----------------------------------------------------------------------------------------------------------------------------------
ISTA                 COM NEW   45031X204   $  23,378    2,809,851   SH          DEFINED      2,3         2,809,851
PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------------------------------
KYPHON INC           COM       501577100   $  68,002    1,954,648   SH          DEFINED      2,3         1,954,648
-----------------------------------------------------------------------------------------------------------------------------------
LIFECELL CORP        COM       531927101   $   8,336      527,266   SH          DEFINED      2,3           527,266
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC         COM       620076109   $     913       50,000   SH          DEFINED        1            50,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC           COM       717081103   $   1,517       55,000   SH          DEFINED        1            55,000
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                COM       983024100   $   2,270       51,000   SH          DEFINED        1            51,000
-----------------------------------------------------------------------------------------------------------------------------------
       Total Market Value (in thousands):  $ 113,406
       ---------------------------------------------
